Income tax recovery and deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Income tax recovery and deferred tax assets and liabilities
Income tax recovery and deferred tax assets and liabilities

9.Income tax recovery and deferred tax assets and liabilities

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Loss before tax	$(30,847,110)	$(10,039,812)	$(11,366,372)
Statutory tax rate	27%	27%	26%
Expected income tax recovery at the statutory tax rate	(8,328,720)	(2,710,749)	(2,955,257)
Lower rate on foreign subsidiaries	18,451	—	—
Change in estimates	187,481	—	—
Non-deductible items	2,543,667	(1,209,207)	279,703
Share issue costs and other	(373,412)	(969,673)	256,445
Effect of change in tax rate	—	—	(149,561)
SR&ED expenditures	—	—	183,351
Temporary differences not recognized	5,847,734	4,887,962	2,385,319
Income tax recovery	$(104,799)	$(1,667)	$—

The Company has the following deductible (taxable) temporary differences:

	December 31,	December 31,	December 31,
	2019	2018	2017
Non-capital loss carry-forwards	$46,462,417	$25,284,214	$11,436,565
Plant and equipment	440,214	330,963	141,271
Share issue costs	4,869,721	4,969,038	1,983,154
SR&ED expenditures	3,150,863	2,331,495	1,397,672
ROU assets	(1,396,674)	—	—
Lease liabilities	1,463,675	—	—
Other	(350,473)	(411,487)	(558,000)
	54,639,743	32,504,223	14,400,662
Deferred tax assets not recognized	(54,798,464)	(33,059,017)	(14,955,454)
Deferred tax liability	(158,721)	(554,794)	(554,794)

Deferred tax liability (tax effected at 27%)	$(42,855)	$(149,794)	$(149,794)

The non-capital losses expire between 2024 and 2039.